Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Portfolios of Financial Instruments
As of the indicated dates, the Group maintains the following portfolios of financial instruments:

Portfolio of Instruments as of 12.31.2019	Fair Value through Profit or Loss	Amortized Cost	Fair Value through OCI
Assets
Argentine Central Bank’s Bills and Notes	58,141,095	—	—
Government Securities	6,700,187	—	—
Corporate Securities	849,178	—	—
Derivative Financial Instruments	2,329,074	—	—
Repurchase Transactions	—	30,075,478	—
Other Financial Assets	5,024,505	5,890,829	—
Loans and Other Financing	—	358,558,869	—
Other Debt Securities	—	3,103,324	15,916,306
Financial Assets Pledged as Collateral	1,735,692	9,814,894	—
Investment in Equity Instruments	4,554,453	—	—
Liabilities
Deposits	—	393,735,406	—
Liabilities at fair value through profit or loss	1,422,157	—	—
Derivative Financial Instruments	881,099	—	—
Repurchase Transactions	—	—	—
Other Financial Liabilities	—	71,362,718	—
Financing Received from the Argentine Central Bank and Other Financial Institutions	—	22,723,687	—
Debt Securities	—	29,240,851	—
Subordinated Debt Securities	—	15,499,212	—

Portfolio of Instruments as of 12.31.2018	Fair Value through Profit or Loss	Amortized Cost	Fair Value through OCI
Assets
Argentine Central Bank’s Bills and Notes	107,833,074	—	—
Government Securities	7,229,824	—	—
Corporate Securities	1,749,987	—	—
Derivative Financial Instruments	2,746,893	—	—
Repurchase Transactions	—	3,181,371	—
Other Financial Assets	6,620,071	7,298,580	—
Loans and Other Financing	—	434,899,689	—
Other Debt Securities	—	8,171,631	14,017,361
Financial Assets Pledged as Collateral	5,322,158	11,318,650	—
Investments in Equity Instruments	247,753	—	—
Liabilities
Deposits	—	553,946,288	—
Liabilities at fair value through profit or loss	3,299,188	—	—
Derivative Financial Instruments	2,824,038	—	—
Repurchase Transactions	—	2,997,515	—
Other Financial Liabilities	—	97,275,984	—
Financing Received from the Argentine Central Bank and Other Financial Institutions	—	29,914,292	—
Debt Securities	—	46,124,574	—
Subordinated Debt Securities	—	15,026,155	—